Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and accruals
Trade payables	SFr 602,901	SFr 253,290
Social security and other taxes	43,792	22,649
Accrued expenses	544,591	518,848
Total payables and accruals	SFr 1,191,284	SFr 794,787
Maturity period of payables	3 months
Increase (decrease) in payables and accruals	SFr 400,000